Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Leasehold improvement	208,518	88,800
Buildings	91,215	43,372
Furniture	9,327	3,792
Office equipment	19,656	11,386
Vehicles	68	68
Total cost of property and equipment	328,784	147,418
Less: Accumulated depreciation	(179,608)	(81,957)
Impairment	(17,918)	(10,954)
Add: Foreign exchange differences	17	—
Construction in progress	50	—
Total	131,325	54,507